STOCKHOLDERS' EQUITY (Details 2)	9 Months Ended
Jun. 30, 2019 USD ($) $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Outstanding, beginning | shares	803,937
Granted | shares	1,084,758
Exercised | shares
Forfeited or expired | shares	(96,531)
Outstanding, ending | shares	1,792,164
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Roll Forward]
Outstanding, beginning | $ / shares	$ 10.13
Granted | $ / shares	1.31
Exercised | $ / shares
Forfeited or expired | $ / shares	5.34
Outstanding, ending | $ / shares	$ 5.05
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term [Roll Forward]
Outstanding, beginning	8 years 9 months
Outstanding, ending	8 years 9 months 25 days
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Intrinsic Value [Roll Forward]
Outstanding, beginning | $	$ 7,500
Outstanding, ending | $	$ 38,000